Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Assets
Cash and amounts due from depository institutions	$ 14,133	$ 14,403	$ 13,102
Interest-bearing deposits in other banks	82,303	120,631	113,932
Cash and Cash Equivalents	96,436	135,034	127,034
Debt securities available for sale	420,458	407,898	300,122
Debt securities held to maturity	219,906	216,414	210,015
Loans receivable, including net yield adjustments	1,814,071	1,741,471	1,360,871
Less allowance for loan losses	(12,584)	(12,387)	(10,896)
Net loans receivable	1,801,487	1,729,084	1,349,975
Mortgage-backed securities available for sale	391,548	437,223	780,652
Mortgage-backed securities held to maturity	322,529	295,658	101,114
Premises and equipment	39,584	40,105	36,994
Federal Home Loan Bank of New York ("FHLB") stock	27,382	25,990	15,666
Accrued interest receivable	9,059	9,013	8,028
Goodwill	108,591	108,591	108,591
Bank owned life insurance	90,126	88,820	86,084
Deferred income tax assets, net	9,998	10,314	9,782
Other assets	10,765	5,865	11,303
Total Assets	3,547,869	3,510,009	3,145,360
Liabilities
Deposits: Non-interest-bearing	208,457	224,054	190,964
Deposits: Interest-bearing	2,256,388	2,255,887	2,179,544
Total deposits	2,464,845	2,479,941	2,370,508
Borrowings	563,002	512,257	287,695
Advance payments by borrowers for taxes	8,636	9,001	7,840
Other liabilities	18,152	14,134	11,610
Total Liabilities	3,054,635	3,015,333	2,677,653
Stockholders' Equity
Preferred stock, $0.10 par value, 25,000,000 shares authorized; none issued and outstanding
Common stock	7,378	7,378	7,274
Paid-in capital	225,404	231,870	215,722
Retained earnings	341,447	336,355	326,167
Unearned Employee Stock Ownership Plan	(3,152)	(3,879)	(5,334)
Treasury stock, at cost	(73,535)	(74,768)	(71,983)
Accumulated other comprehensive loss	(4,308)	(2,280)	(4,139)
Total Stockholders' Equity	493,234	494,676	467,707
Total Liabilities and Stockholders' Equity	$ 3,547,869	$ 3,510,009	$ 3,145,360